Debt and other financial liabilities - Summary of Changes in Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt [Roll Forward]
Balance, beginning of year	$ 30,792	$ 35,050
Payment of borrowings	(804)	(5,807)
Accrued interest	410	630
Interest paid	(502)	(361)
Foreign currency translation adjustment	(658)	(211)
Short-term loans, net	21,291	3,722
Balance, end of year	50,529	30,792
Variable Interest Entity, Primary Beneficiary
Debt [Roll Forward]
Payments of debenture issuance by securitization program	$ 0	$ (2,231)